Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund, USD $)	18 Months Ended
Apr. 30, 2013
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Expense Example
1 YEAR,	$ 97
3 YEAR,	198
5 YEAR,	308
10 YEAR,	629
Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Expense Example
1 YEAR,	84
3 YEAR,	156
5 YEAR,	236
10 YEAR,	469
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Expense Example
1 YEAR,	81
3 YEAR,	147
5 YEAR,	219
10 YEAR,	$ 432